UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

State Street Equity 500 Index Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.5%
Consumer Discretionary – 11.4%
Amazon.com, Inc.(a)	55,702	$17,960,553
AutoNation, Inc.(a)	12,469	627,315
AutoZone, Inc.(a)	4,988	2,542,184
Bed Bath & Beyond, Inc.(a)	31,630	2,082,203
Best Buy Co., Inc.	41,213	1,384,345
BorgWarner, Inc.	32,023	1,684,730
Cablevision Systems Corp.	30,812	539,518
CarMax, Inc.(a)	32,197	1,495,551
Carnival Corp.	65,249	2,621,052
CBS Corp. Class B	72,993	3,905,125
Chipotle Mexican Grill, Inc.(a)	4,414	2,942,328
Coach, Inc.	38,800	1,381,668
Comcast Corp. Class A	379,365	20,402,250
D.R. Horton, Inc.	50,179	1,029,673
Darden Restaurants, Inc.	17,817	916,863
Delphi Automotive PLC	43,681	2,679,393
DIRECTV(a)	73,175	6,331,101
Discovery Communications, Inc. Class A(a)	21,597	816,367
Discovery Communications, Inc. Class C(a)	39,797	1,483,632
Dollar General Corp.(a)	44,487	2,718,601
Dollar Tree, Inc.(a)	30,293	1,698,528
Expedia, Inc.	15,023	1,316,315
Family Dollar Stores, Inc.	13,465	1,040,037
Ford Motor Co.	571,060	8,445,977
Fossil Group, Inc.(a)	7,617	715,236
GameStop Corp. Class A	16,878	695,374
Gannett Co., Inc.	34,252	1,016,257
Gap, Inc.	38,164	1,591,057
Garmin Ltd.	19,560	1,016,924
General Motors Co.	198,577	6,342,549
Genuine Parts Co.	21,820	1,913,832
Goodyear Tire & Rubber Co.	40,813	921,762
H&R Block, Inc.	37,751	1,170,658
Harley-Davidson, Inc.	30,985	1,803,327
Harman International Industries, Inc.	10,405	1,020,106
Hasbro, Inc.	15,428	848,463
Home Depot, Inc.	198,210	18,183,785
Interpublic Group of Cos., Inc.	62,228	1,140,017
Johnson Controls, Inc.	96,406	4,241,864
Kohl’s Corp.	29,888	1,824,065
L Brands, Inc.	36,546	2,447,851
Leggett & Platt, Inc.	20,944	731,364
Lennar Corp. Class A	26,425	1,026,083
Lowe’s Cos., Inc.	145,112	7,679,327
Macy’s, Inc.	53,161	3,092,907
Marriott International, Inc. Class A	33,797	2,362,410
Mattel, Inc.	47,843	1,466,388
McDonald’s Corp.	144,215	13,673,024
Michael Kors Holdings, Ltd.(a)	29,886	2,133,562
Mohawk Industries, Inc.(a)	8,569	1,155,273
Netflix, Inc.(a)	8,828	3,983,017
Newell Rubbermaid, Inc.	41,451	1,426,329
News Corp. Class A(a)	69,414	1,134,919
NIKE, Inc. Class B	102,451	9,138,629
Nordstrom, Inc.	20,456	1,398,577
O’Reilly Automotive, Inc.(a)	15,320	2,303,515
Omnicom Group, Inc.	38,550	2,654,553
PetSmart, Inc.	14,973	1,049,458
PulteGroup, Inc.	47,343	836,077
PVH Corp.	12,451	1,508,439
Ralph Lauren Corp.	9,236	1,521,446
Ross Stores, Inc.	31,072	2,348,422
Scripps Networks Interactive, Inc. Class A	15,263	1,191,888
Staples, Inc.	95,234	1,152,331
Starbucks Corp.	108,846	8,213,519
Starwood Hotels & Resorts Worldwide, Inc.	27,044	2,250,331
Target Corp.	91,844	5,756,782
The Priceline Group, Inc.(a)	7,608	8,814,477
Tiffany & Co.	16,081	1,548,761
Time Warner Cable, Inc.	40,874	5,865,010
Time Warner, Inc.	124,480	9,362,141
TJX Cos., Inc.	101,275	5,992,442
Tractor Supply Co.	19,474	1,197,846
TripAdvisor, Inc.(a)	15,715	1,436,665
Twenty-First Century Fox, Inc.	278,009	9,532,929
Under Armour, Inc. Class A(a)	25,076	1,732,752
Urban Outfitters, Inc.(a)	15,839	581,291
V.F. Corp.	49,828	3,290,143
Viacom, Inc. Class B	57,541	4,427,205
Walt Disney Co.	231,893	20,645,434
Whirlpool Corp.	10,959	1,596,178
Wyndham Worldwide Corp.	19,646	1,596,434
Wynn Resorts, Ltd.	11,859	2,218,582
Yum! Brands, Inc.	64,390	4,634,792

		300,600,088

Consumer Staples – 9.3%
Altria Group, Inc.	290,370	13,339,598
Archer-Daniels-Midland Co.	97,392	4,976,731
Avon Products, Inc.	58,558	737,831
Brown-Forman Corp. Class B	24,161	2,179,805
Campbell Soup Co.	24,983	1,067,524
Clorox Co.	19,379	1,861,159
Coca-Cola Co.	579,522	24,722,409
Coca-Cola Enterprises, Inc.	35,313	1,566,485
Colgate-Palmolive Co.	126,279	8,235,916
ConAgra Foods, Inc.	59,351	1,960,957
Constellation Brands, Inc. Class A(a)	24,776	2,159,476
Costco Wholesale Corp.	63,434	7,949,549
CVS Health Corp.	170,827	13,596,121
Dr. Pepper Snapple Group, Inc.	28,303	1,820,166
Estee Lauder Cos., Inc. Class A	32,763	2,448,051
General Mills, Inc.	89,722	4,526,475
Hormel Foods Corp.	18,349	942,955
Kellogg Co.	36,207	2,230,351
Keurig Green Mountain, Inc.	18,089	2,353,922
Kimberly-Clark Corp.	54,873	5,902,689
Kraft Foods Group, Inc.	86,351	4,870,196
Kroger Co.	72,855	3,788,460
Lorillard, Inc.	53,128	3,182,898
McCormick & Co., Inc.	17,961	1,201,591
Mead Johnson Nutrition Co.	30,568	2,941,253
Molson Coors Brewing Co. Class B	23,509	1,750,010

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Mondelez International, Inc. Class A	248,494	$8,514,647
Monster Beverage Corp.(a)	21,547	1,975,213
PepsiCo, Inc.	220,838	20,557,809
Philip Morris International, Inc.	229,187	19,114,196
Procter & Gamble Co.	396,461	33,199,644
Reynolds American, Inc.	45,070	2,659,130
Safeway, Inc.	32,165	1,103,260
Sysco Corp.	87,335	3,314,363
The Hershey Co.	21,015	2,005,461
The J.M. Smucker Co.	14,855	1,470,496
Tyson Foods, Inc. Class A	44,691	1,759,485
Wal-Mart Stores, Inc.	231,999	17,740,964
Walgreen Co.	129,813	7,694,017
Whole Foods Market, Inc.	51,987	1,981,225

		245,402,488

Energy – 9.4%
Anadarko Petroleum Corp.	73,244	7,429,871
Apache Corp.	56,370	5,291,452
Baker Hughes, Inc.	62,294	4,052,848
Cabot Oil & Gas Corp.	58,422	1,909,815
Cameron International Corp.(a)	30,467	2,022,399
Chesapeake Energy Corp.	71,994	1,655,142
Chevron Corp.(b)	278,634	33,246,609
Cimarex Energy Co.	13,242	1,675,510
ConocoPhillips	179,103	13,704,962
Consol Energy, Inc.	32,173	1,218,070
Denbury Resources, Inc.	53,229	800,032
Devon Energy Corp.	55,350	3,773,763
Diamond Offshore Drilling, Inc.	9,954	341,124
Ensco PLC Class A	32,889	1,358,645
EOG Resources, Inc.	80,663	7,987,250
EQT Corp.	22,243	2,036,124
ExxonMobil Corp.(b)	623,972	58,684,567
FMC Technologies, Inc.(a)	33,409	1,814,443
Halliburton Co.	125,167	8,074,523
Helmerich & Payne, Inc.	14,974	1,465,505
Hess Corp.	38,344	3,616,606
Kinder Morgan, Inc.	100,076	3,836,914
Marathon Oil Corp.	99,689	3,747,310
Marathon Petroleum Corp.	41,101	3,480,022
Murphy Oil Corp.	24,962	1,420,587
Nabors Industries, Ltd.	41,720	949,547
National Oilwell Varco, Inc.	63,041	4,797,420
Newfield Exploration Co.(a)	20,685	766,793
Noble Corp. PLC	37,996	844,271
Noble Energy, Inc.	52,295	3,574,886
Occidental Petroleum Corp.	114,835	11,041,387
Oneok, Inc.	31,504	2,065,087
Phillips 66	82,192	6,683,032
Pioneer Natural Resources Co.	21,224	4,180,491
QEP Resources, Inc.	27,323	841,002
Range Resources Corp.	24,841	1,684,468
Schlumberger, Ltd.	189,972	19,318,253
Southwestern Energy Co.(a)	51,844	1,811,948
Spectra Energy Corp.	97,541	3,829,460
Tesoro Corp.	20,049	1,222,588
Transocean, Ltd.	47,690	1,524,649
Valero Energy Corp.	78,586	3,636,174
Williams Cos., Inc. (The)	97,910	5,419,318

		248,834,867

Financials – 15.9%
ACE, Ltd.	49,767	5,219,065
Affiliated Managers Group, Inc.(a)	7,876	1,578,035
AFLAC, Inc.	65,337	3,805,880
Allstate Corp.	63,967	3,925,655
American Express Co.	133,052	11,647,372
American International Group, Inc.	207,832	11,227,085
American Tower Corp. REIT	57,382	5,372,677
Ameriprise Financial, Inc.	27,963	3,450,075
Aon PLC	42,882	3,759,465
Apartment Investment & Management Co. Class A	19,865	632,104
Assurant, Inc.	10,846	697,398
AvalonBay Communities, Inc.	19,529	2,753,003
Bank of America Corp.	1,540,266	26,261,535
BB&T Corp.	105,739	3,934,548
Berkshire Hathaway, Inc. Class B(a)	266,819	36,858,377
BlackRock, Inc.	18,618	6,112,662
Boston Properties, Inc.	22,821	2,641,759
Capital One Financial Corp.	81,768	6,673,904
CBRE Group, Inc.(a)	42,908	1,276,084
Charles Schwab Corp.	172,289	5,063,574
Chubb Corp.	35,896	3,269,408
Cincinnati Financial Corp.	20,005	941,235
Citigroup, Inc.	443,193	22,966,261
CME Group, Inc.	46,092	3,685,286
Comerica, Inc.	25,917	1,292,222
Crown Castle International Corp.	48,642	3,917,140
Discover Financial Services	68,377	4,402,795
E*TRADE Financial Corp.(a)	38,889	878,503
Equity Residential	52,638	3,241,448
Essex Property Trust, Inc.	9,555	1,707,956
Fifth Third Bancorp	122,654	2,455,533
Franklin Resources, Inc.	57,851	3,159,243
General Growth Properties, Inc. REIT	91,342	2,151,104
Genworth Financial, Inc. Class A(a)	71,189	932,576
Goldman Sachs Group, Inc.	60,788	11,158,853
Hartford Financial Services Group, Inc.	64,130	2,388,842
HCP, Inc.	67,077	2,663,628
Health Care REIT, Inc.	47,181	2,942,679
Host Hotels & Resorts, Inc.	113,659	2,424,346
Hudson City Bancorp, Inc.	66,376	645,175
Huntington Bancshares, Inc.	122,865	1,195,476
Intercontinental Exchange, Inc.	16,325	3,184,191
Invesco Ltd.	62,489	2,467,066
Iron Mountain, Inc.	23,290	760,418
J.P. Morgan Chase & Co.	550,472	33,160,433
KeyCorp	128,679	1,715,291
Kimco Realty Corp.	57,616	1,262,367
Legg Mason, Inc.	15,615	798,863
Leucadia National Corp.	47,809	1,139,767

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Lincoln National Corp.	37,210	$1,993,712
Loews Corp.	42,612	1,775,216
M&T Bank Corp.	19,334	2,383,689
Marsh & McLennan Cos., Inc.	79,934	4,183,746
McGraw Hill Financial, Inc.	40,298	3,403,166
MetLife, Inc.	165,726	8,902,801
Moody’s Corp.	27,234	2,573,613
Morgan Stanley	223,055	7,711,011
NASDAQ OMX Group, Inc.	15,925	675,539
Navient Corp.	59,941	1,061,555
Northern Trust Corp.	31,510	2,143,625
People’s United Financial, Inc.	49,334	713,863
Plum Creek Timber Co., Inc.	27,186	1,060,526
PNC Financial Services Group, Inc.	79,842	6,832,878
Principal Financial Group, Inc.	40,326	2,115,905
Progressive Corp.	76,252	1,927,651
ProLogis, Inc.	74,347	2,802,882
Prudential Financial, Inc.	66,937	5,886,440
Public Storage, Inc.	21,452	3,557,600
Regions Financial Corp.	195,943	1,967,268
Simon Property Group, Inc.	45,835	7,536,191
State Street Corp.(c)	62,947	4,633,529
SunTrust Banks, Inc.	78,882	2,999,882
T. Rowe Price Group, Inc.	38,320	3,004,288
The Bank of New York Mellon Corp.	165,991	6,428,831
The Macerich Co. REIT	20,945	1,336,919
Torchmark Corp.	19,384	1,015,140
Travelers Cos., Inc.	51,098	4,800,146
U.S. Bancorp	265,430	11,102,937
Unum Group	35,424	1,217,877
Ventas, Inc.	43,103	2,670,231
Vornado Realty Trust	25,546	2,553,578
Wells Fargo & Co.	695,446	36,072,784
Weyerhaeuser Co.	75,081	2,392,081
XL Group PLC	38,920	1,290,976
Zions Bancorp.	31,258	908,357

		419,434,795

Health Care – 13.6%
Abbott Laboratories	218,459	9,085,710
AbbVie, Inc.	232,363	13,421,287
Actavis PLC(a)	38,769	9,354,184
Aetna, Inc.	52,415	4,245,615
Agilent Technologies, Inc.	47,575	2,710,823
Alexion Pharmaceuticals, Inc.(a)	29,427	4,879,585
Allergan, Inc.	43,614	7,771,579
AmerisourceBergen Corp.	33,552	2,593,570
Amgen, Inc.	111,691	15,688,118
Baxter International, Inc.	78,645	5,644,352
Becton Dickinson and Co.	28,992	3,299,580
Biogen Idec, Inc.(a)	34,647	11,461,574
Boston Scientific Corp.(a)	189,577	2,238,904
Bristol-Myers Squibb Co.	242,012	12,386,174
C.R. Bard, Inc.	11,162	1,592,929
Cardinal Health, Inc.	49,124	3,680,370
CareFusion Corp.(a)	29,322	1,326,820
Celgene Corp.(a)	117,465	11,133,333
Cerner Corp.(a)	43,363	2,583,134
CIGNA Corp.	39,811	3,610,460
Covidien PLC	66,813	5,779,993
DaVita HealthCare Partners, Inc.(a)	26,572	1,943,476
Dentsply International, Inc.	20,166	919,570
Edwards Lifesciences Corp.(a)	16,445	1,679,857
Eli Lilly & Co.	144,857	9,393,976
Express Scripts Holding Co.(a)	108,547	7,666,675
Gilead Sciences, Inc.(a)	221,946	23,626,152
Hospira, Inc.(a)	25,017	1,301,634
Humana, Inc.	22,917	2,985,856
Intuitive Surgical, Inc.(a)	5,452	2,517,843
Johnson & Johnson	413,641	44,089,994
Laboratory Corp. of America Holdings(a)	13,347	1,358,057
Mallinckrodt PLC(a)	16,400	1,478,460
McKesson Corp.	33,631	6,546,947
Medtronic, Inc.	144,610	8,958,589
Merck & Co., Inc.	423,498	25,104,961
Mylan, Inc.(a)	54,707	2,488,621
Patterson Cos., Inc.	11,159	462,317
PerkinElmer, Inc.	16,632	725,155
Perrigo Co. PLC	19,214	2,885,751
Pfizer, Inc.	927,548	27,427,594
Quest Diagnostics, Inc.	22,158	1,344,547
Regeneron Pharmaceuticals, Inc.(a)	10,758	3,878,474
St. Jude Medical, Inc.	40,353	2,426,426
Stryker Corp.	43,695	3,528,371
Tenet Healthcare Corp.(a)	13,452	798,914
Thermo Fisher Scientific, Inc.	58,012	7,060,060
UnitedHealth Group, Inc.	143,222	12,352,897
Universal Health Services, Inc.	13,300	1,389,850
Varian Medical Systems, Inc.(a)	15,631	1,252,356
Vertex Pharmaceuticals, Inc.(a)	34,448	3,868,855
Waters Corp.(a)	11,915	1,181,015
WellPoint, Inc.	40,019	4,787,073
Zimmer Holdings, Inc.	24,627	2,476,245
Zoetis, Inc.	73,528	2,716,860

		357,111,522

Industrials – 10.0%
3M Co.	94,343	13,366,516
ADT Corp.	25,056	888,486
Allegion PLC	12,837	611,555
AMETEK, Inc.	34,101	1,712,211
Boeing Co.	98,024	12,486,297
Caterpillar, Inc.	91,555	9,066,692
C. H. Robinson Worldwide, Inc.	22,382	1,484,374
Cintas Corp.	15,222	1,074,521
CSX Corp.	143,859	4,612,120
Cummins, Inc.	24,544	3,239,317
Danaher Corp.	89,778	6,821,332
Deere & Co.	53,954	4,423,688
Delta Air Lines, Inc.	125,066	4,521,136
Dover Corp.	24,145	1,939,568
Dun & Bradstreet Corp.	6,145	721,853
Eaton Corp. PLC	70,299	4,454,848
Emerson Electric Co.	103,469	6,475,090
Equifax, Inc.	17,295	1,292,628
Expeditors International of Washington, Inc.	29,444	1,194,838

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Fastenal Co.	38,342	$1,721,556
FedEx Corp.	38,650	6,240,042
Flowserve Corp.	18,955	1,336,707
Fluor Corp.	22,556	1,506,515
General Dynamics Corp.	46,789	5,946,414
General Electric Co.	1,468,763	37,629,708
Honeywell International, Inc.	114,903	10,699,767
Illinois Tool Works, Inc.	53,171	4,488,696
Ingersoll-Rand PLC	38,516	2,170,762
Jacobs Engineering Group, Inc.(a)	20,157	984,065
Joy Global, Inc.	14,887	811,937
Kansas City Southern	16,704	2,024,525
L-3 Communications Holdings, Inc.	12,465	1,482,338
Lockheed Martin Corp.	39,749	7,265,322
Masco Corp.	49,439	1,182,581
Nielsen NV	44,575	1,976,010
Norfolk Southern Corp.	44,968	5,018,429
Northrop Grumman Corp.	31,686	4,174,947
PACCAR, Inc.	51,735	2,942,428
Pall Corp.	16,107	1,348,156
Parker-Hannifin Corp.	21,814	2,490,068
Pentair PLC	28,991	1,898,621
Pitney Bowes, Inc.	30,921	772,716
Precision Castparts Corp.	20,778	4,921,893
Quanta Services, Inc.(a)	30,293	1,099,333
Raytheon Co.	45,336	4,607,044
Republic Services, Inc.	41,114	1,604,268
Robert Half International, Inc.	20,374	998,326
Rockwell Automation, Inc.	19,479	2,140,353
Rockwell Collins, Inc.	19,500	1,530,750
Roper Industries, Inc.	14,835	2,170,212
Ryder System, Inc.	6,855	616,744
Snap-on, Inc.	7,972	965,250
Southwest Airlines Co.	98,827	3,337,388
Stanley Black & Decker, Inc.	22,250	1,975,577
Stericycle, Inc.(a)	12,204	1,422,498
Textron, Inc.	38,806	1,396,628
Tyco International, Ltd.	67,336	3,001,165
Union Pacific Corp.	132,338	14,348,086
United Parcel Service, Inc. Class B	102,255	10,050,644
United Rentals, Inc.(a)	14,000	1,555,400
United Technologies Corp.	124,827	13,181,731
W.W. Grainger, Inc.	8,712	2,192,375
Waste Management, Inc.	63,304	3,008,839
Xylem, Inc.	24,834	881,359

		263,505,243

Information Technology – 19.2%
Accenture PLC Class A	92,782	7,545,032
Adobe Systems, Inc.(a)	69,813	4,830,361
Akamai Technologies, Inc.(a)	25,034	1,497,033
Alliance Data Systems Corp.(a)	8,304	2,061,634
Altera Corp.	43,754	1,565,518
Amphenol Corp. Class A	22,590	2,255,837
Analog Devices, Inc.	46,018	2,277,431
Apple, Inc.	877,764	88,434,723
Applied Materials, Inc.	179,253	3,873,657
Autodesk, Inc.(a)	34,170	1,882,767
Automatic Data Processing, Inc.	69,865	5,804,384
Avago Technologies, Ltd.	35,918	3,124,866
Broadcom Corp. Class A	81,235	3,283,519
CA, Inc.	45,959	1,284,094
Cisco Systems, Inc.	746,429	18,787,618
Citrix Systems, Inc.(a)	25,678	1,831,869
Cognizant Technology Solutions Corp. Class A(a)	88,427	3,958,877
Computer Sciences Corp.	20,032	1,224,957
Corning, Inc.	191,950	3,712,313
eBay, Inc.(a)	166,958	9,454,831
Electronic Arts, Inc.(a)	43,621	1,553,344
EMC Corp.	296,074	8,663,125
F5 Networks, Inc.(a)	10,559	1,253,776
Facebook, Inc. Class A(a)	286,307	22,629,705
Fidelity National Information Services, Inc.	40,486	2,279,362
First Solar, Inc.(a)	11,749	773,202
Fiserv, Inc.(a)	36,442	2,355,429
Flir Systems, Inc.	20,339	637,424
Google, Inc. Class A(a)	41,623	24,491,389
Google, Inc. Class C(a)	41,623	24,031,455
Harris Corp.	16,098	1,068,907
Hewlett-Packard Co.	271,263	9,621,699
Intel Corp.	724,220	25,217,340
International Business Machines Corp.	136,147	25,844,785
Intuit, Inc.	41,426	3,630,989
Jabil Circuit, Inc.	31,847	642,354
Juniper Networks, Inc.	58,444	1,294,535
KLA-Tencor Corp.	23,373	1,841,325
Lam Research Corp.	24,281	1,813,791
Linear Technology Corp.	35,021	1,554,582
Mastercard, Inc. Class A	145,149	10,729,414
Microchip Technology, Inc.	28,206	1,332,169
Micron Technology, Inc.(a)	155,328	5,321,537
Microsoft Corp.(b)	1,205,677	55,895,186
Motorola Solutions, Inc.	33,022	2,089,632
NetApp, Inc.	49,643	2,132,663
NVIDIA Corp.	75,012	1,383,971
Oracle Corp.	477,727	18,287,390
Paychex, Inc.	45,731	2,021,310
QUALCOMM, Inc.	245,985	18,392,298
Red Hat, Inc.(a)	28,130	1,579,500
Salesforce.com, Inc.(a)	83,105	4,781,031
SanDisk Corp.	33,206	3,252,528
Seagate Technology PLC	47,776	2,736,132
Symantec Corp.	98,203	2,308,753
TE Connectivity, Ltd.	60,849	3,364,341
Teradata Corp.(a)	21,913	918,593
Texas Instruments, Inc.	158,906	7,578,227
Total System Services, Inc.	22,999	712,049
VeriSign, Inc.(a)	19,320	1,064,918
Visa, Inc. Class A	71,710	15,300,763
Western Digital Corp.	32,047	3,118,814
Western Union Co.	74,940	1,202,038
Xerox Corp.	161,592	2,137,862
Xilinx, Inc.	39,642	1,678,839
Yahoo!, Inc.(a)	137,637	5,608,708

		504,818,505

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Materials – 3.4%
Air Products & Chemicals, Inc.	27,907	$3,632,933
Airgas, Inc.	10,040	1,110,926
Alcoa, Inc.	168,989	2,719,033
Allegheny Technologies, Inc.	14,911	553,198
Avery Dennison Corp.	13,318	594,649
Ball Corp.	21,658	1,370,302
Bemis Co., Inc.	15,112	574,558
C.F. Industries Holdings, Inc.	8,006	2,235,435
Dow Chemical Co.	163,490	8,573,416
E.I. du Pont de Nemours & Co.	134,794	9,672,817
Eastman Chemical Co.	21,472	1,736,870
Ecolab, Inc.	39,265	4,508,800
FMC Corp.	18,522	1,059,273
Freeport-McMoRan, Inc.	152,764	4,987,745
International Flavors & Fragrances, Inc.	11,280	1,081,526
International Paper Co.	61,808	2,950,714
LyondellBasell Industries NV	61,452	6,677,374
Martin Marietta Materials, Inc.	8,655	1,115,976
MeadWestvaco Corp.	24,943	1,021,166
Monsanto Co.	77,294	8,696,348
Mosaic Co.	47,516	2,110,186
Newmont Mining Corp.	73,573	1,695,858
Nucor Corp.	47,306	2,567,770
Owens-Illinois, Inc.(a)	22,763	592,976
PPG Industries, Inc.	20,144	3,963,130
Praxair, Inc.	43,000	5,547,000
Sealed Air Corp.	32,469	1,132,519
Sherwin-Williams Co.	12,287	2,690,730
Sigma-Aldrich Corp.	17,761	2,415,674
Vulcan Materials Co.	18,490	1,113,653

		88,702,555

Telecommunication Services – 2.4%
AT&T, Inc.	761,173	26,823,737
CenturyLink, Inc.	86,173	3,523,614
Frontier Communications Corp.	143,538	934,432
Verizon Communications, Inc.	607,051	30,346,480
Windstream Holdings, Inc.	85,867	925,646

		62,553,909

Utilities – 2.9%
AES Corp.	98,059	1,390,477
AGL Resources, Inc.	18,002	924,223
Ameren Corp.	36,056	1,382,026
American Electric Power Co., Inc.	70,843	3,698,713
CenterPoint Energy, Inc.	60,335	1,476,397
CMS Energy Corp.	42,001	1,245,750
Consolidated Edison, Inc.	43,500	2,464,710
Dominion Resources, Inc.	84,268	5,822,076
DTE Energy Co.	26,039	1,981,047
Duke Energy Corp.	104,291	7,797,838
Edison International	47,705	2,667,664
Entergy Corp.	25,100	1,940,983
Exelon Corp.	124,759	4,253,034
FirstEnergy Corp.	61,729	2,072,242
Integrys Energy Group, Inc.	11,180	724,688
NextEra Energy, Inc.	63,457	5,957,343
NiSource, Inc.	47,478	1,945,648
Northeast Utilities	46,443	2,057,425
NRG Energy, Inc.	51,498	1,569,659
Pepco Holdings, Inc.	35,659	954,235
PG&E Corp.	68,812	3,099,292
Pinnacle West Capital Corp.	15,456	844,516
PPL Corp.	98,256	3,226,727
Public Service Enterprise Group, Inc.	73,936	2,753,377
SCANA Corp.	19,301	957,523
Sempra Energy	33,224	3,501,145
Southern Co.	129,084	5,634,517
TECO Energy, Inc.	30,250	525,745
Wisconsin Energy Corp.	32,976	1,417,968
Xcel Energy, Inc.	73,700	2,240,480

		76,527,468

TOTAL COMMON STOCKS (Cost: $1,181,100,702)		2,567,491,440

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.2%
U.S. Treasury Bill(b)(d)(e) 0.01% due 10/09/2014	$400,000	399,999
U.S. Treasury Bill(b)(d)(e) 0.02% due 10/23/2014	2,000,000	1,999,975
U.S. Treasury Bill(b)(d)(e) 0.02% due 11/06/2014	3,760,000	3,759,944

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $6,159,918)		6,159,918

	Shares
MONEY MARKET FUND – 2.4%
State Street Institutional Liquid Reserves Fund 0.09%(c)(f)	62,770,957	62,770,957

TOTAL MONEY MARKET FUND (Cost: $62,770,957)		62,770,957

TOTAL INVESTMENTS(g)† – 100.1% (Cost $1,250,031,577(h))		2,636,422,315
Other Liabilities in Excess of Assets – (0.1)%		(3,350,860)

NET ASSETS – 100.0%		$2,633,071,455

(a)	Non-income producing security

(b)	All or part of this security has been designated as collateral for futures contracts

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase

(e)

Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

(h)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2014 was $1,398,359,938 and $11,969,200, respectively, resulting in net unrealized appreciation of investments of $1,386,390,738.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities are valued by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$2,567,491,440	$–	$–	$2,567,491,440
U.S. Government Securities	–	6,159,918	–	6,159,918
Money Market Fund	62,770,957	–	–	62,770,957

Total Investments	2,630,262,397	6,159,918	–	2,636,422,315
Other Assets:
Futures contracts	(376,662)	–	–	(376,662)

Total Assets	$2,629,885,735	$6,159,918	$–	$2,636,045,653

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the nine months ended September 30, 2014, there were no transfers between levels.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2014	675	$66,335,625	$(376,662)

Total unrealized depreciation on open futures contracts purchased			$(376,662)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at September 30, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$(376,662)	$(376,662)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts.

The average notional value of futures outstanding during the period ended September 30, 2014, was $62,286,950.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2014 were as follows:

Security Description	Number of shares held at 12/31/13	Shares purchased for the nine months ended 09/30/14	Shares sold for the nine months ended 09/30/14	Number of shares held at 09/30/14	Value at 09/30/14	Income earned for the nine months ended 09/30/14	Realized gain/loss on shares sold
State Street Corp.	72,725	–	9,778	62,947	$4,633,529	$59,610	$–
State Street Institutional Liquid Reserves Fund	41,178,491	272,371,441	250,778,975	62,770,957	62,770,957	30,876	–

State Street Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

ASSET BACKED COMMERCIAL PAPER – 1.7%
Aspen Funding Corp.(a)(b)	0.330%	11/25/2014	11/25/2014	$115,000,000	$114,942,021
Collateralized Commercial Paper Co. LLC(a)(c)	0.220%	11/12/2014	11/12/2014	30,000,000	29,992,300
Collateralized Commercial Paper Co. LLC(a)	0.220%	11/13/2014	11/13/2014	400,000,000	399,894,889
Newport Funding Corp.(a)(b)	0.330%	11/25/2014	11/25/2014	25,000,000	24,987,396
Versailles Commercial Paper LLC(a)(b)	0.200%	12/01/2014	12/01/2014	75,000,000	74,974,583

TOTAL ASSET BACKED COMMERCIAL PAPER					644,791,189

FINANCIAL COMPANY COMMERCIAL PAPER – 15.4%
Australia & New Zealand Banking Group Ltd.(b)(d)	0.234%	10/13/2014	04/13/2015	85,000,000	85,000,000
BNP Paribas(a)	0.300%	01/06/2015	01/06/2015	200,000,000	199,838,333
BNP Paribas(a)	0.260%	01/22/2015	01/22/2015	300,000,000	299,755,167
Caisse des Depots et Consignations(a)(c)	0.170%	10/03/2014	10/03/2014	50,000,000	49,999,528
Caisse des Depots et Consignations(a)(c)	0.230%	02/03/2015	02/03/2015	50,000,000	49,960,069
Caisse des Depots et Consignations(a)(c)	0.200%	02/20/2015	02/20/2015	450,000,000	449,645,000
DnB Bank ASA(a)(b)	0.210%	01/13/2015	01/13/2015	300,000,000	299,818,000
DnB Bank ASA(a)(b)	0.215%	01/20/2015	01/20/2015	250,000,000	249,834,271
DnB Bank ASA(a)(b)	0.225%	01/20/2015	01/20/2015	110,000,000	109,923,688
DnB Bank ASA(a)(b)	0.190%	01/26/2015	01/26/2015	350,000,000	349,783,875
General Electric Capital Corp.(a)	0.200%	10/09/2014	10/09/2014	105,000,000	104,995,333
General Electric Capital Corp.(a)	0.200%	10/30/2014	10/30/2014	47,000,000	46,992,428
General Electric Capital Corp.(a)	0.200%	01/08/2015	01/08/2015	100,000,000	99,945,000
HSBC Bank PLC(b)(d)	0.244%	10/10/2014	09/10/2015	100,000,000	100,000,000
JP Morgan Securities LLC(b)(d)	0.326%	10/06/2014	02/06/2015	350,000,000	350,000,000
Nordea Bank AB(a)(b)	0.200%	01/22/2015	01/22/2015	145,000,000	144,908,972
Nordea Bank AB(a)(b)	0.200%	02/24/2015	02/24/2015	300,000,000	299,756,667
Nordea Bank AB(a)(b)	0.200%	02/26/2015	02/26/2015	175,000,000	174,856,111
Skandinaviska Enskilda Banken AB(a)(b)	0.230%	10/16/2014	10/16/2014	300,000,000	299,971,250
Societe Generale(a)	0.244%	10/31/2014	10/31/2014	60,000,000	59,988,000
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	10/02/2014	10/02/2014	200,000,000	199,998,778
Sumitomo Mitsui Banking Corp.(a)(b)	0.240%	01/22/2015	01/22/2015	350,000,000	349,736,333
Swedbank AB(a)	0.230%	02/02/2015	02/02/2015	100,000,000	99,920,778
Swedbank AB(a)	0.230%	02/05/2015	02/05/2015	100,000,000	99,918,861
Swedbank AB(a)	0.230%	02/10/2015	02/10/2015	200,000,000	199,831,333
Toyota Motor Credit Corp.(a)	0.200%	01/07/2015	01/07/2015	50,000,000	49,972,778
Toyota Motor Credit Corp.(a)	0.200%	01/08/2015	01/08/2015	129,000,000	128,929,050
Westpac Banking Corp.(b)(d)	0.224%	10/16/2014	01/16/2015	409,500,000	409,500,000
Westpac Banking Corp.(b)(d)	0.227%	10/06/2014	03/04/2015	250,000,000	249,996,118
Westpac Banking Corp.(b)(d)	0.243%	10/24/2014	04/24/2015	150,000,000	150,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,762,775,721

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

CERTIFICATES OF DEPOSIT – 51.9%
Bank of America NA(a)	0.230%	01/23/2015	01/23/2015	$121,000,000	$121,000,000
Bank of America NA(a)	0.230%	01/26/2015	01/26/2015	195,000,000	195,000,000
Bank of Montreal(a)	0.190%	01/07/2015	01/07/2015	145,000,000	145,000,000
Bank of Montreal(d)	0.274%	10/20/2014	03/27/2015	325,000,000	325,000,000
Bank of Nova Scotia(d)	0.266%	10/07/2014	03/05/2015	335,000,000	335,000,000
Bank of Nova Scotia(d)	0.224%	10/10/2014	06/10/2015	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	11/06/2014	11/06/2014	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	11/14/2014	11/14/2014	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.200%	01/09/2015	01/09/2015	140,000,000	140,000,000
Barclays Bank(a)	0.240%	12/01/2014	12/01/2014	270,000,000	270,000,000
Barclays Bank(d)	0.332%	12/09/2014	04/01/2015	500,000,000	500,000,000
Barclays Bank(d)	0.375%	10/27/2014	06/25/2015	685,000,000	685,000,000
Canadian Imperial Bank of Commerce(d)	0.296%	10/06/2014	03/04/2015	195,000,000	195,000,000
Chase Bank USA NA(d)	0.224%	10/27/2014	01/26/2015	124,000,000	124,000,000
Chase Bank USA NA(d)	0.235%	10/24/2014	02/24/2015	124,000,000	124,000,000
Citibank NA(a)	0.200%	01/06/2015	01/06/2015	50,000,000	50,000,000
Citibank NA(a)	0.230%	01/26/2015	01/26/2015	375,000,000	375,000,000
Credit Agricole Corporate and Investment Bank(a)	0.260%	10/01/2014	10/01/2014	700,000,000	700,000,000
Credit Suisse(a)	0.245%	10/10/2014	10/10/2014	225,000,000	225,000,000
Credit Suisse(a)	0.280%	10/10/2014	10/10/2014	200,000,000	200,000,000
Credit Suisse(a)	0.280%	11/03/2014	11/03/2014	285,000,000	285,000,000
Credit Suisse(a)	0.310%	02/05/2015	02/05/2015	400,000,000	400,000,000
Deutsche Bank AG(a)	0.310%	11/26/2014	11/26/2014	825,000,000	825,000,000
DnB Bank ASA(a)	0.205%	10/06/2014	10/06/2014	325,000,000	325,000,000
ING Bank NV(a)	0.300%	02/02/2015	02/02/2015	125,000,000	125,000,000
ING Bank NV(a)	0.310%	02/11/2015	02/11/2015	140,000,000	140,000,000
ING Bank NV(a)	0.310%	02/27/2015	02/27/2015	200,000,000	200,000,000
ING Bank NV(a)	0.320%	03/02/2015	03/02/2015	200,000,000	200,000,000
ING Bank NV(a)	0.320%	03/10/2015	03/10/2015	400,000,000	400,000,000
Lloyds Bank PLC(a)	0.200%	10/30/2014	10/30/2014	170,000,000	170,000,000
Lloyds Bank PLC(a)	0.250%	02/09/2015	02/09/2015	221,000,000	221,000,000
Nordea Bank AB(a)	0.195%	10/01/2014	10/01/2014	800,000,000	800,000,000
Nordea Bank AB(a)	0.215%	10/15/2014	10/15/2014	100,000,000	99,999,806
Nordea Bank AB(a)	0.195%	01/22/2015	01/22/2015	100,000,000	99,998,432
Norinchukin Bank(a)	0.150%	10/01/2014	10/01/2014	280,000,000	280,000,000
Norinchukin Bank(a)	0.230%	01/26/2015	01/26/2015	500,000,000	500,000,000
Rabobank Nederland NV(d)	0.242%	10/03/2014	10/03/2014	300,000,000	300,000,000
Rabobank Nederland NV(d)	0.247%	11/07/2014	11/07/2014	270,000,000	270,000,000
Rabobank Nederland NV(a)	0.210%	01/08/2015	01/08/2015	216,000,000	216,000,000
Rabobank Nederland NV(a)	0.220%	03/13/2015	03/13/2015	350,000,000	350,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

CERTIFICATES OF DEPOSIT – (continued)
Royal Bank of Canada(d)	0.224%	10/20/2014	05/20/2015	$125,000,000	$125,000,000
Royal Bank of Canada(d)	0.242%	10/29/2014	08/31/2015	120,000,000	120,000,000
Royal Bank of Canada(d)	0.254%	10/10/2014	09/10/2015	180,000,000	180,000,000
Skandinaviska Enskilda Banken AB(d)	0.257%	10/03/2014	10/03/2014	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB(a)	0.210%	11/03/2014	11/03/2014	200,000,000	200,000,000
Societe Generale(a)	0.240%	10/31/2014	10/31/2014	86,000,000	86,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	10/02/2014	10/02/2014	550,000,000	550,000,000
Sumitomo Mitsui Banking Corp.(a)	0.150%	10/17/2014	10/17/2014	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	11/03/2014	11/03/2014	450,000,000	450,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	01/22/2015	01/22/2015	150,000,000	150,000,000
Svenska Handelsbanken AB(a)	0.170%	10/01/2014	10/01/2014	200,000,000	200,000,000
Svenska Handelsbanken AB(a)	0.175%	10/03/2014	10/03/2014	500,000,000	500,000,139
Svenska Handelsbanken AB(a)	0.205%	01/26/2015	01/26/2015	150,000,000	150,002,435
Svenska Handelsbanken AB(a)	0.220%	02/09/2015	02/09/2015	178,660,000	178,663,247
Swedbank AB(a)	0.230%	01/07/2015	01/07/2015	200,000,000	200,000,000
Toronto Dominion Bank(a)	0.200%	10/10/2014	10/10/2014	240,000,000	240,000,000
Toronto Dominion Bank(a)	0.200%	01/13/2015	01/13/2015	175,000,000	175,000,000
Toronto Dominion Bank(a)	0.200%	01/14/2015	01/14/2015	125,000,000	125,000,000
Toronto Dominion Bank(a)	0.200%	01/15/2015	01/15/2015	125,000,000	125,000,000
Toronto Dominion Bank(a)	0.200%	03/03/2015	03/03/2015	355,000,000	355,000,000
Toronto Dominion Bank(d)	0.245%	11/24/2014	08/24/2015	289,000,000	289,000,000
UBS AG(a)	0.210%	11/17/2014	11/17/2014	310,000,000	310,000,000
UBS AG(a)	0.220%	11/17/2014	11/17/2014	225,000,000	225,000,000
UBS AG(d)	0.266%	10/06/2014	03/05/2015	300,500,000	300,500,000
Wells Fargo Bank NA(d)	0.224%	10/14/2014	03/12/2015	225,000,000	225,000,000
Wells Fargo Bank NA(d)	0.234%	10/09/2014	04/09/2015	214,000,000	214,000,000
Wells Fargo Bank NA(d)	0.253%	10/08/2014	07/07/2015	300,000,000	300,000,000
Wells Fargo Bank NA(d)	0.254%	10/14/2014	07/14/2015	458,000,000	458,000,000
Westpac Banking Corp.(d)	0.226%	10/06/2014	01/06/2015	250,000,000	249,996,545
Westpac Banking Corp.(d)	0.224%	10/16/2014	01/16/2015	155,000,000	155,000,000

TOTAL CERTIFICATES OF DEPOSIT					19,437,160,604

OTHER NOTES – 4.2%
Bank of America NA(a)	0.230%	02/09/2015	02/09/2015	192,000,000	192,000,000
Bank of America NA(a)	0.230%	02/19/2015	02/19/2015	234,000,000	234,000,000
JPMorgan Chase Bank NA(d)	0.353%	12/08/2014	10/07/2015	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.352%	10/22/2014	10/22/2015	175,000,000	175,000,000
Royal Bank of Canada(c)(d)	0.282%	10/07/2014	10/07/2015	155,000,000	155,000,000
Svenska Handelsbanken AB(c)(d)	0.302%	10/27/2014	03/27/2015	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.324%	12/10/2014	10/09/2015	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.324%	10/20/2014	10/20/2015	227,000,000	227,000,000

TOTAL OTHER NOTES					1,578,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 2.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2014 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.500% due 12/01/2017 – 02/01/2044, Federal National Mortgage Associations, 2.000% – 9.000% due 10/01/2017 – 10/01/2043, and Government National Mortgage Associations, 3.130% – 3.200% due 09/15/2044 – 03/15/2045, valued at $153,000,001); expected proceeds $150,001,167	0.040%	10/02/2014	10/02/2014	$150,000,000	$150,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/25/2014 (collateralized by Government National Mortgage Associations, 3.500% – 5.500% due 08/15/2040 – 01/20/2044, valued at $102,000,000); expected proceeds $100,000,778	0.040%	10/02/2014	10/02/2014	100,000,000	100,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/29/2014 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 9.000% due 10/01/2015 – 09/01/2043, and Federal National Mortgage Associations, 2.000% – 7.500% due 12/01/2015 – 10/01/2044, valued at $765,000,000); expected proceeds $750,005,833	0.040%	10/06/2014	10/06/2014	750,000,000	750,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,000,000,000

TREASURY REPURCHASE AGREEMENTS – 20.1%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by U.S. Treasury Notes, 0.375% – 0.750% due 01/31/2016 – 10/31/2017, valued at $510,000,033); expected proceeds $500,005,833	0.060%	10/03/2014	10/03/2014	500,000,000	500,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Note, 3.625% due 02/15/2021, valued at $7,040,000,062); expected proceeds $7,040,000,000	0.000%	10/01/2014	10/01/2014	7,040,000,000	7,040,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					7,540,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

OTHER REPURCHASE AGREEMENTS – 4.2%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/12/2014 (collateralized by various Corporate Bonds, 0.531% – 9.000% due 01/15/2016 – 12/31/2099 and U.S. Treasury Strips, 0.000% due 08/15/2017 – 11/15/2034 valued at $169,075,455); expected proceeds $155,236,375	0.610%	10/01/2014	12/11/2014	$155,000,000	$155,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by various Common Stocks valued at $216,008,094); expected proceeds $200,067,556	0.320%	10/07/2014	11/07/2014	200,000,000	200,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by various Corporate Bonds, 0.000% – 14.750% due 12/15/2014 – 09/04/2044 and a Medium Term Note, 5.017% due 06/26/2024 valued at $495,001,630); expected proceeds $450,182,750	0.430%	10/01/2014	11/03/2014	450,000,000	450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/12/2014 (collateralized by various Common Stocks and Federal National Mortgage Associations, 3.500% – 5.000% due 10/01/2039 – 06/01/2044 valued at $130,316,882); expected proceeds $125,118,750	0.380%	10/01/2014	12/11/2014	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by various Common Stocks valued at $334,800,053); expected proceeds $310,450,878	0.440%	10/01/2014	01/23/2015	310,000,000	310,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/26/2014 (collateralized by various Corporate Bonds, 0.000% – 8.600% due 11/30/2014 – 05/15/2067 and Medium Term Notes, 3.150% – 5.500% due 03/02/2015 – 06/15/2030 valued at $345,385,272); expected proceeds $320,374,453	0.354%	10/24/2014	01/23/2015	320,000,000	320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,560,000,000

TOTAL INVESTMENTS(e)(f)† – 100.2%					37,522,727,514
Liabilities in Excess of Assets – (0.2)%					(79,697,592)

NET ASSETS – 100.0%					$37,443,029,922

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

(a)	Rate represents annualized yield at date of purchase

(b)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $4,037,779,115 or 10.78% of net assets as of September 30, 2014.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $914,574,865 or 2.44% of net assets as of September 30, 2014.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2014.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	37,522,727,514
Level 3 – Significant Unobservable Inputs	–

Total Investments	$37,522,727,514

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – 82.5%
California – 7.4%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.030%	10/01/2014	10/01/2014	$2,000,000	$2,000,000
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., Series D, LOC: Sumitomo Mitsui Banking(a)	0.010%	10/01/2014	10/01/2014	4,875,000	4,875,000
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.050%	10/07/2014	10/07/2014	1,500,000	1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.030%	10/07/2014	10/07/2014	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.050%	10/07/2014	10/07/2014	1,000,000	1,000,000
San Francisco City & County Airports Commission, Revenue Bonds, Second Series 36-A, RMKT 06/02/09, LOC: U.S. Bank N.A.(a)	0.030%	10/07/2014	10/07/2014	3,000,000	3,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.030%	10/07/2014	10/07/2014	2,500,000	2,500,000

					17,505,000

Colorado – 5.5%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.060%	10/07/2014	10/07/2014	5,445,000	5,445,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.060%	10/07/2014	10/07/2014	4,000,000	4,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.060%	10/07/2014	10/07/2014	3,700,000	3,700,000

					13,145,000

Connecticut – 7.3%
Connecticut Housing Finance Authority, Revenue Bonds, Mortgage Finance Program, Subseries B-6, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.070%	10/07/2014	10/07/2014	3,000,000	3,000,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ(a)	0.070%	10/07/2014	10/07/2014	4,750,000	4,750,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.030%	10/07/2014	10/07/2014	$9,480,000	$9,480,000

					17,230,000

Delaware – 2.9%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	6,900,000	6,900,000

Florida – 1.0%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.040%	10/07/2014	10/07/2014	2,415,000	2,415,000

Georgia – 1.5%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.060%	10/07/2014	10/07/2014	3,600,000	3,600,000

Indiana – 6.2%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.050%	10/07/2014	10/07/2014	2,000,000	2,000,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.030%	10/07/2014	10/07/2014	12,795,000	12,795,000

					14,795,000

Maryland – 3.2%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.050%	10/07/2014	10/07/2014	3,545,000	3,545,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking(a)	0.040%	10/07/2014	10/07/2014	2,465,000	2,465,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.040%	10/07/2014	10/07/2014	1,520,000	1,520,000

					7,530,000

Massachusetts – 5.4%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.040%	10/07/2014	10/07/2014	7,900,000	7,900,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.040%	10/07/2014	10/07/2014	4,835,000	4,835,000

					12,735,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Minnesota – 0.7%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	$1,635,000	$1,635,000

New Hampshire – 2.8%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.040%	10/07/2014	10/07/2014	3,245,000	3,245,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.050%	10/07/2014	10/07/2014	3,375,000	3,375,000

					6,620,000

New York – 5.0%
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.030%	10/01/2014	10/01/2014	2,500,000	2,500,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.030%	10/01/2014	10/01/2014	2,685,000	2,685,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.050%	10/07/2014	10/07/2014	1,900,000	1,900,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.050%	10/07/2014	10/07/2014	3,520,000	3,520,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	1,300,000	1,300,000

					11,905,000

North Carolina – 10.3%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	5,250,000	5,250,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.050%	10/07/2014	10/07/2014	900,000	900,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	8,185,000	8,185,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	3,100,000	3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	3,000,000	3,000,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	4,100,000	4,100,000

					24,535,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Ohio – 6.1%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.040%	10/07/2014	10/07/2014	$14,500,000	$14,500,000

Oregon – 3.2%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.040%	10/07/2014	10/07/2014	6,100,000	6,100,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi(a)	0.050%	10/07/2014	10/07/2014	1,500,000	1,500,000

					7,600,000

Pennsylvania – 3.7%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	8,765,000	8,765,000

Rhode Island – 2.8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.050%	10/07/2014	10/07/2014	6,555,000	6,555,000

Texas – 0.9%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.050%	10/07/2014	10/07/2014	2,165,000	2,165,000

Utah – 1.3%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.050%	10/07/2014	10/07/2014	3,100,000	3,100,000

Washington – 4.0%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.030%	10/07/2014	10/07/2014	1,605,000	1,605,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.050%	10/07/2014	10/07/2014	8,000,000	8,000,000

					9,605,000

West Virginia – 1.3%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.040%	10/07/2014	10/07/2014	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					195,840,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value

INVESTMENT COMPANY – 17.5%
Dreyfus Tax Exempt Cash Management Fund(b)	41,425,702	$41,425,702

TOTAL INVESTMENTS(c)(d)† – 100.0%		237,265,702
Liabilities in Excess of Assets – 0.0%(e)		(26,589)

NET ASSETS – 100.0%		$237,239,113

(a)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2014.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

(e)	Amount represents less than 0.05% of net assets

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Acronym	Name
COP	Certificates of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$41,425,702
Level 2 – Other Significant Observable Inputs	195,840,000
Level 3 – Significant Unobservable Inputs	–

Total Investments	$237,265,702

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

GOVERNMENT AGENCY DEBT – 60.1%
Federal Farm Credit Bank(a)	0.010%	10/01/2014	10/01/2014	$10,000,000	$10,000,000
Federal Farm Credit Bank(a)	0.010%	10/10/2014	10/10/2014	35,000,000	34,999,913
Federal Farm Credit Bank(a)	0.020%	10/28/2014	10/28/2014	35,000,000	34,999,475
Federal Farm Credit Bank(a)	0.081%	10/28/2014	10/28/2014	9,000,000	8,999,460
Federal Farm Credit Bank(a)	0.102%	01/15/2015	01/15/2015	30,000,000	29,991,167
Federal Farm Credit Bank(b)	0.102%	10/06/2014	03/04/2015	111,000,000	110,997,441
Federal Home Loan Bank(a)	0.035%	10/01/2014	10/01/2014	62,000,000	62,000,000
Federal Home Loan Bank(a)	0.050%	10/01/2014	10/01/2014	25,000,000	25,000,000
Federal Home Loan Bank(a)	0.050%	10/03/2014	10/03/2014	128,000,000	127,999,644
Federal Home Loan Bank(a)	0.010%	10/08/2014	10/08/2014	54,000,000	53,999,895
Federal Home Loan Bank(a)	0.040%	10/08/2014	10/08/2014	292,000,000	291,997,729
Federal Home Loan Bank(a)	0.015%	10/10/2014	10/10/2014	70,000,000	69,999,738
Federal Home Loan Bank(a)	0.010%	10/15/2014	10/15/2014	62,000,000	61,999,759
Federal Home Loan Bank(a)	0.081%	10/15/2014	10/15/2014	9,000,000	8,999,720
Federal Home Loan Bank(a)	0.010%	10/17/2014	10/17/2014	411,000,000	410,998,173
Federal Home Loan Bank(a)	0.020%	10/17/2014	10/17/2014	17,000,000	16,999,849
Federal Home Loan Bank(a)	0.081%	10/17/2014	10/17/2014	53,000,000	52,998,116
Federal Home Loan Bank(a)	0.007%	10/22/2014	10/22/2014	125,000,000	124,999,490
Federal Home Loan Bank(a)	0.001%	10/24/2014	10/24/2014	95,000,000	94,999,939
Federal Home Loan Bank(a)	0.081%	10/24/2014	10/24/2014	212,000,000	211,989,164
Federal Home Loan Bank(a)	0.086%	10/28/2014	10/28/2014	43,000,000	42,999,797
Federal Home Loan Bank(a)	0.086%	10/30/2014	10/30/2014	72,000,000	71,999,064
Federal Home Loan Bank(a)	0.081%	11/07/2014	11/07/2014	50,000,000	49,995,940
Federal Home Loan Bank(a)	0.102%	12/17/2014	12/17/2014	149,250,000	149,218,077
Federal Home Loan Bank(a)	0.102%	12/24/2014	12/24/2014	98,000,000	97,977,133
Federal Home Loan Bank(a)	0.097%	01/07/2015	01/07/2015	50,000,000	49,987,069
Federal Home Loan Bank(a)	0.100%	01/07/2015	01/07/2015	196,000,000	195,947,712
Federal Home Loan Bank(a)	0.102%	01/16/2015	01/16/2015	20,000,000	19,994,056
Federal Home Loan Bank(b)	0.099%	10/20/2014	01/20/2015	212,000,000	211,996,816
Federal Home Loan Bank(b)	0.099%	10/20/2014	01/20/2015	174,000,000	174,000,000
Federal Home Loan Bank(a)	0.107%	01/21/2015	01/21/2015	50,000,000	49,983,667
Federal Home Loan Bank(a)	0.102%	01/23/2015	01/23/2015	50,000,000	49,984,167
Federal Home Loan Bank(a)	0.102%	01/23/2015	01/23/2015	40,000,000	39,987,333
Federal Home Loan Bank(a)	0.080%	01/26/2015	01/26/2015	5,920,000	5,918,461
Federal Home Loan Bank(a)	0.102%	01/30/2015	01/30/2015	70,000,000	69,976,472
Federal Home Loan Bank(a)	0.102%	01/30/2015	01/30/2015	102,000,000	101,965,717
Federal Home Loan Bank(a)	0.094%	02/06/2015	02/06/2015	38,000,000	37,987,570
Federal Home Loan Bank(a)	0.102%	02/06/2015	02/06/2015	160,000,000	159,943,111
Federal Home Loan Bank(a)	0.102%	02/11/2015	02/11/2015	27,900,000	27,889,693
Federal Home Loan Bank(a)	0.102%	02/13/2015	02/13/2015	29,000,000	28,989,125
Federal Home Loan Bank(a)	0.100%	02/18/2015	02/18/2015	50,000,000	49,980,944

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(a)	0.099%	02/25/2015	02/25/2015	$193,000,000	$192,923,556
Federal Home Loan Bank(a)	0.102%	02/25/2015	02/25/2015	100,000,000	99,959,167
Federal Home Loan Bank(a)	0.107%	02/25/2015	02/25/2015	160,000,000	159,931,400
Federal Home Loan Bank(a)	0.108%	03/05/2015	03/05/2015	156,750,000	156,744,569
Federal Home Loan Bank(b)	0.108%	12/08/2014	03/06/2015	30,000,000	29,999,426
Federal Home Loan Bank(b)	0.119%	12/18/2014	03/18/2015	125,580,000	125,581,492
Federal Home Loan Mortgage Corp.(a)	0.102%	10/03/2014	10/03/2014	148,000,000	147,999,178
Federal Home Loan Mortgage Corp.(a)	0.079%	10/14/2014	10/14/2014	25,000,000	24,999,300
Federal Home Loan Mortgage Corp.(a)	0.082%	11/28/2014	11/28/2014	200,000,000	199,974,222
Federal Home Loan Mortgage Corp.(a)	0.092%	01/05/2015	01/05/2015	62,000,000	61,985,120
Federal Home Loan Mortgage Corp.(a)	0.087%	01/12/2015	01/12/2015	88,800,000	88,778,404
Federal Home Loan Mortgage Corp.(a)	0.097%	01/12/2015	01/12/2015	26,000,000	25,992,933
Federal Home Loan Mortgage Corp.(a)	0.072%	01/13/2015	01/13/2015	55,100,000	55,088,858
Federal Home Loan Mortgage Corp.(a)	0.097%	01/13/2015	01/13/2015	25,000,000	24,993,139
Federal Home Loan Mortgage Corp.(a)	0.087%	01/16/2015	01/16/2015	19,900,000	19,894,972
Federal Home Loan Mortgage Corp.(a)	0.092%	01/22/2015	01/22/2015	137,000,000	136,961,297
Federal Home Loan Mortgage Corp.(a)	0.092%	01/23/2015	01/23/2015	113,000,000	112,967,795
Federal Home Loan Mortgage Corp.(a)	0.092%	02/02/2015	02/02/2015	38,000,000	37,988,220
Federal Home Loan Mortgage Corp.(a)	0.090%	02/03/2015	02/03/2015	99,750,000	99,718,828
Federal Home Loan Mortgage Corp.(a)	0.087%	02/04/2015	02/04/2015	103,750,000	103,719,134
Federal Home Loan Mortgage Corp.(a)	0.103%	02/10/2015	02/10/2015	31,112,000	31,100,592
Federal Home Loan Mortgage Corp.(a)	0.091%	03/02/2015	03/02/2015	187,000,000	186,928,940
Federal Home Loan Mortgage Corp.(a)	0.076%	03/03/2015	03/03/2015	195,000,000	195,192,959
Federal Home Loan Mortgage Corp.(a)	0.096%	03/05/2015	03/05/2015	50,000,000	49,979,549
Federal National Mortgage Assoc.(a)	0.061%	10/01/2014	10/01/2014	107,000,000	107,000,000
Federal National Mortgage Assoc.(a)	0.061%	10/06/2014	10/06/2014	215,000,000	214,998,208
Federal National Mortgage Assoc.(a)	0.071%	10/14/2014	10/14/2014	175,000,000	174,995,576
Federal National Mortgage Assoc.(a)	0.082%	11/17/2014	11/17/2014	225,000,000	224,976,500
Federal National Mortgage Assoc.(a)	0.082%	11/26/2014	11/26/2014	72,900,000	72,890,928
Federal National Mortgage Assoc.(a)	0.081%	12/03/2014	12/03/2014	37,000,000	36,994,820
Federal National Mortgage Assoc.(a)	0.090%	12/10/2014	12/10/2014	14,000,000	13,997,550
Federal National Mortgage Assoc.(a)	0.100%	12/10/2014	12/10/2014	29,968,000	29,962,173
Federal National Mortgage Assoc.(a)	0.092%	12/17/2014	12/17/2014	80,000,000	79,984,600
Federal National Mortgage Assoc.(a)	0.072%	01/05/2015	01/05/2015	27,000,000	26,994,960
Federal National Mortgage Assoc.(a)	0.087%	01/07/2015	01/07/2015	112,875,000	112,848,882
Federal National Mortgage Assoc.(a)	0.072%	01/12/2015	01/12/2015	62,330,000	62,317,517
Federal National Mortgage Assoc.(a)	0.097%	01/14/2015	01/14/2015	142,000,000	141,960,654
Federal National Mortgage Assoc.(a)	0.097%	01/21/2015	01/21/2015	25,000,000	24,992,611
Federal National Mortgage Assoc.(a)	0.092%	02/02/2015	02/02/2015	38,000,000	37,988,220
Federal National Mortgage Assoc.(a)	0.097%	02/02/2015	02/02/2015	156,000,000	155,948,953
Federal National Mortgage Assoc.(a)	0.092%	02/03/2015	02/03/2015	155,000,000	154,951,562

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(a)	0.097%	02/04/2015	02/04/2015	$75,000,000	$74,975,062
Federal National Mortgage Assoc.(a)	0.093%	02/11/2015	02/11/2015	54,000,000	53,981,746
Federal National Mortgage Assoc.(a)	0.095%	02/11/2015	02/11/2015	13,000,000	12,995,533
Federal National Mortgage Assoc.(a)	0.102%	02/18/2015	02/18/2015	50,000,000	49,980,556
Federal National Mortgage Assoc.(b)	0.122%	10/27/2014	02/27/2015	25,000,000	25,002,592

TOTAL GOVERNMENT AGENCY DEBT					7,791,832,849

TREASURY DEBT – 2.3%
U.S. Treasury Bill(a)	0.000%	10/23/2014	10/23/2014	190,000,000	190,000,000
U.S. Treasury Bill(a)	0.001%	10/23/2014	10/23/2014	60,000,000	59,999,963
U.S. Treasury Note(b)	0.055%	10/01/2014	01/31/2016	52,000,000	51,982,436

TOTAL TREASURY DEBT					301,982,399

					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 10.4%

Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a Federal Farm Credit Bank, 0.270% due 01/11/2016, Federal Home Loan Banks, 0.250% – 2.375% due 01/16/2015 – 09/10/2021, Federal Home Loan Discount Notes, 0.000% due 10/01/2014 – 07/31/2015, Federal Home Loan Mortgage Corporations, 0.500% – 5.250% due 10/27/2014 – 10/02/2019, Federal National Mortgage Associations, 0.350% – 7.270% due 08/28/2015 – 09/27/2032, U.S. Treasury Bills, 0.000% due 10/30/2014 – 03/05/2015, U.S. Treasury Bonds, 3.000% – 11.250% due 02/15/2015 – 02/15/2044 and U.S. Treasury Notes, 0.625% – 4.875% due 08/15/2016 – 02/15/2022, valued at $530,400,427); expected proceeds $520,000,000

	0.000%	10/01/2014	10/01/2014	520,000,000	520,000,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by Federal Farm Credit Banks, 0.195% – 1.500% due 01/19/2016 – 06/11/2018, Federal Home Loan Banks, 0.000% – 2.350% due 10/26/2022 – 09/24/2024, Federal Home Loan Mortgage Corporations, 2.250% – 5.625% due 08/15/2022 – 11/23/2035, Federal National Mortgage Associations, 1.500% – 2.660% due 02/26/2019 – 09/06/2023, Resolution Funding Strips, 0.000% due 01/15/2019 – 04/15/2028, RFCSP Strips Principal, 0.000% due 10/15/2019 – 01/15/2030 and Tennessee Valley Authorities, 1.875% – 5.375% due 08/15/2022 – 04/01/2056, valued at $382,500,864); expected proceeds $375,003,646

	0.050%	10/03/2014	10/03/2014	$375,000,000	$375,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by Federal Farm Credit Banks, 3.300% – 3.820% due 07/17/2024 – 08/06/2029, a Federal Home Loan Bank, 3.000% due 03/25/2027, a Federal Home Loan Mortgage Corporation, 1.020% due 09/04/2018, Federal National Mortgage Associations, 0.000% – 6.250% due 12/24/2020 – 11/15/2030, a Resolution Funding Strip, 0.000% due 10/15/2028 and a U.S. Treasury Note, 2.125% due 02/29/2016, valued at $90,783,510); expected proceeds $89,000,000	0.000%	10/01/2014	10/01/2014	89,000,000	89,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/25/2014 (collateralized by Federal Home Loan Banks, 1.125% – 2.000% due 09/28/2016 – 10/18/2024, Federal Home Loan Mortgage Corporations, 0.350% – 2.875% due 02/09/2015 – 12/10/2018, Federal National Mortgage Associations, 0.375% – 5.057% due 12/21/2015 – 12/08/2028, RFCSP Strip Principal, 0.000% due 10/15/2019, Tennessee Valley Authorities, 3.500% – 6.750% due 02/15/2021 – 09/15/2060 and, a Tennessee Valley Authoritiy Coupon Strip, 0.000% due 01/15/2015, valued at $204,000,923); expected proceeds $200,001,556

	0.040%	10/02/2014	10/02/2014	200,000,000	200,000,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by a Federal Home Loan Bank, 3.300% due 05/07/2032, a Federal Home Loan Mortgage Corporations Discount Note, 0.000% due 06/05/2015 and Federal National Mortgage Associations, 0.375% – 5.380% due 07/28/2015 – 11/13/2028, valued at $163,200,416); expected proceeds $160,001,244	0.040%	10/03/2014	10/03/2014	$160,000,000	$160,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,344,000,000

TREASURY REPURCHASE AGREEMENTS – 19.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2014 (collateralized by U.S. Treasury Notes, 0.875% – 2.250% due 03/31/2017 – 03/31/2021, valued at $459,000,046); expected proceeds $450,001,750	0.020%	10/01/2014	10/01/2014	450,000,000	450,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 7.625% due 11/15/2022 and a U.S. Treasury Note, 2.250% due 04/30/2021, valued at $153,000,001); expected proceeds $150,000,000	0.000%	10/01/2014	10/01/2014	150,000,000	150,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Notes, 3.125% – 3.375% due 05/15/2019 – 11/15/2019, valued at $76,500,043); expected proceeds $75,000,000	0.000%	10/01/2014	10/01/2014	75,000,000	75,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Note, 2.250% due 01/31/2015, valued at $306,000,015); expected proceeds $300,000,083	0.010%	10/01/2014	10/01/2014	300,000,000	300,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Bonds, 0.125% – 1.875% due 07/15/2015 – 04/15/2017 and U.S. Treasury Notes, 3.500% – 3.625% due 08/15/2019 – 05/15/2020, valued at $688,500,096); expected proceeds $675,000,188	0.010%	10/01/2014	10/01/2014	675,000,000	675,000,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/24/2014 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2019 – 11/15/2023, valued at $51,002,971); expected proceeds $50,000,292	0.030%	10/01/2014	10/01/2014	$50,000,000	$50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2014 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2015 – 05/15/2024, valued at $204,001,139); expected proceeds $200,001,167	0.030%	10/02/2014	10/02/2014	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 8.875% due 02/15/2019 and a U.S. Treasury Note, 0.875% due 01/31/2017, valued at $33,661,660); expected proceeds $33,000,009	0.010%	10/01/2014	10/01/2014	33,000,000	33,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Notes, 0.750% – 0.875% due 09/15/2016 – 10/31/2017, valued at $93,840,000); expected proceeds $92,000,000	0.000%	10/01/2014	10/01/2014	92,000,000	92,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042 and U.S. Treasury Notes, 0.500% – 3.000% due 09/30/2016 – 05/31/2018, valued at $314,160,080); expected proceeds $308,000,000	0.000%	10/01/2014	10/01/2014	308,000,000	308,000,000
Agreement with UBS Warburg and The Bank of New York (Tri-Party), dated (collateralized by a U.S. Treasury Bond, 8.500% due 02/15/2020 and U.S. Treasury Strips, 0.000% due 02/15/2015 – 05/15/2021, valued at $255,000,011); expected proceeds $250,000,000	0.000%	10/01/2014	10/01/2014	250,000,000	250,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,583,000,000

TOTAL INVESTMENTS(c)(d)† – 92.7%					12,020,815,248
Other Assets in Excess of Liabilities – 7.3%					945,722,653

NET ASSETS – 100.0%					$12,966,537,901

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2014

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	12,020,815,248
Level 3 – Significant Unobservable Inputs	–

Total	$12,020,815,248

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

State Street Treasury Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 109.8%
U.S. Treasury Bill(a)	0.000%	10/02/2014	10/02/2014	$5,700,000	$5,700,000
U.S. Treasury Bill(a)	0.003%	10/02/2014	10/02/2014	100,000,000	99,999,993
U.S. Treasury Bill(a)	0.010%	10/02/2014	10/02/2014	87,557,000	87,556,976
U.S. Treasury Bill(a)	0.013%	10/02/2014	10/02/2014	245,000,000	244,999,915
U.S. Treasury Bill(a)	0.015%	10/02/2014	10/02/2014	245,000,000	244,999,898
U.S. Treasury Bill(a)	0.036%	10/02/2014	10/02/2014	342,000,000	341,999,658
U.S. Treasury Bill(a)	0.038%	10/02/2014	10/02/2014	160,000,000	159,999,833
U.S. Treasury Bill(a)	0.005%	10/09/2014	10/09/2014	200,000,000	199,999,778
U.S. Treasury Bill(a)	0.010%	10/09/2014	10/09/2014	517,000,000	516,998,851
U.S. Treasury Bill(a)	0.020%	10/09/2014	10/09/2014	150,000,000	149,999,333
U.S. Treasury Bill(a)	0.031%	10/09/2014	10/09/2014	500,000,000	499,996,556
U.S. Treasury Bill(a)	0.000%	10/16/2014	10/16/2014	35,000,000	35,000,000
U.S. Treasury Bill(a)	0.001%	10/16/2014	10/16/2014	500,000,000	499,999,792
U.S. Treasury Bill(a)	0.003%	10/16/2014	10/16/2014	314,000,000	313,999,673
U.S. Treasury Bill(a)	0.005%	10/16/2014	10/16/2014	255,200,000	255,199,468
U.S. Treasury Bill(a)	0.008%	10/16/2014	10/16/2014	537,700,000	537,698,320
U.S. Treasury Bill(a)	0.010%	10/16/2014	10/16/2014	117,000,000	116,999,513
U.S. Treasury Bill(a)	0.030%	10/16/2014	10/16/2014	203,000,000	202,997,462
U.S. Treasury Bill(a)	0.031%	10/16/2014	10/16/2014	197,000,000	196,997,455
U.S. Treasury Bill(a)	0.000%	10/23/2014	10/23/2014	265,000,000	265,000,000
U.S. Treasury Bill(a)	0.001%	10/23/2014	10/23/2014	483,000,000	482,999,705
U.S. Treasury Bill(a)	0.003%	10/23/2014	10/23/2014	250,000,000	249,999,618
U.S. Treasury Bill(a)	0.010%	10/23/2014	10/23/2014	30,000,000	29,999,817
U.S. Treasury Bill(a)	0.030%	10/23/2014	10/23/2014	199,500,000	199,496,343
U.S. Treasury Bill(a)	0.031%	10/23/2014	10/23/2014	205,000,000	204,996,116
U.S. Treasury Bill(a)	0.020%	10/30/2014	10/30/2014	200,000,000	199,996,889
U.S. Treasury Bill(a)	0.035%	10/30/2014	10/30/2014	400,000,000	399,988,722
U.S. Treasury Bill(a)	0.026%	11/06/2014	11/06/2014	215,000,000	214,994,517
U.S. Treasury Bill(a)	0.031%	11/06/2014	11/06/2014	185,000,000	184,994,265
U.S. Treasury Bill(a)	0.048%	11/06/2014	11/06/2014	200,000,000	199,990,500
U.S. Treasury Bill(a)	0.028%	11/13/2014	11/13/2014	493,000,000	492,983,807
U.S. Treasury Bill(a)	0.035%	11/20/2014	11/20/2014	575,000,000	574,972,049
U.S. Treasury Bill(a)	0.005%	11/28/2014	11/28/2014	100,000,000	99,999,194
U.S. Treasury Bill(a)	0.028%	11/28/2014	11/28/2014	200,000,000	199,991,139
U.S. Treasury Bill(a)	0.030%	11/28/2014	11/28/2014	233,000,000	232,988,738
U.S. Treasury Bill(a)	0.055%	11/28/2014	11/28/2014	100,000,000	99,991,139
U.S. Treasury Bill(a)	0.030%	12/04/2014	12/04/2014	400,000,000	399,978,667
U.S. Treasury Bill(a)	0.010%	01/02/2015	01/02/2015	283,000,000	282,992,768
U.S. Treasury Bill(a)	0.011%	01/02/2015	01/02/2015	199,000,000	198,994,406
U.S. Treasury Bill(a)	0.013%	01/02/2015	01/02/2015	401,000,000	400,987,190
U.S. Treasury Bill(a)	0.063%	01/02/2015	01/02/2015	100,000,000	99,983,854

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.061%	01/08/2015	01/08/2015	$150,000,000	$149,974,838
U.S. Treasury Bill(a)	0.016%	01/15/2015	01/15/2015	100,000,000	99,995,289
U.S. Treasury Bill(a)	0.060%	01/15/2015	01/15/2015	200,000,000	199,964,667
U.S. Treasury Bill(a)	0.060%	01/22/2015	01/22/2015	200,000,000	199,962,334
U.S. Treasury Bill(a)	0.060%	01/29/2015	01/29/2015	200,000,000	199,960,000
U.S. Treasury Bill(a)	0.051%	02/05/2015	02/05/2015	200,000,000	199,964,017
U.S. Treasury Bill(a)	0.048%	02/12/2015	02/12/2015	100,000,000	99,982,319
U.S. Treasury Bill(a)	0.053%	02/19/2015	02/19/2015	138,000,000	137,971,623
U.S. Treasury Bill(a)	0.055%	02/19/2015	02/19/2015	87,000,000	86,981,258
U.S. Treasury Bill(a)	0.048%	02/26/2015	02/26/2015	200,000,000	199,960,944
U.S. Treasury Bill(a)	0.050%	03/05/2015	03/05/2015	200,000,000	199,956,944
U.S. Treasury Bill(a)	0.048%	03/12/2015	03/12/2015	105,000,000	104,977,556
U.S. Treasury Bill(a)	0.043%	03/19/2015	03/19/2015	100,000,000	99,980,049
U.S. Treasury Bill(a)	0.046%	03/19/2015	03/19/2015	150,000,000	149,967,608
U.S. Treasury Bill(a)	0.043%	03/26/2015	03/26/2015	200,000,000	199,958,445
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	100,000,000	99,981,042
U.S. Treasury Note(b)	0.055%	10/01/2014	01/31/2016	61,000,000	60,979,395
U.S. Treasury Note(a)	0.056%	10/31/2014	10/31/2014	235,000,000	235,037,112

TOTAL TREASURY DEBT					13,153,017,357

TOTAL INVESTMENTS(c)(d)† – 109.8%					13,153,017,357
Liabilities in Excess of Assets – (9.8)%					(1,176,130,590)

NET ASSETS – 100.0%					$11,976,886,767

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	13,153,017,357
Level 3 – Significant Unobservable Inputs	–

Total Investments	$13,153,017,357

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

TREASURY DEBT – 65.7%
U.S. Treasury Bill(a)	0.010%	10/02/2014	10/02/2014	$100,000,000	$99,999,972
U.S. Treasury Bill(a)	0.036%	10/02/2014	10/02/2014	34,000,000	33,999,966
U.S. Treasury Bill(a)	0.038%	10/02/2014	10/02/2014	16,000,000	15,999,983
U.S. Treasury Bill(a)	0.010%	10/09/2014	10/09/2014	100,000,000	99,999,778
U.S. Treasury Bill(a)	0.031%	10/09/2014	10/09/2014	35,000,000	34,999,759
U.S. Treasury Bill(a)	0.000%	10/16/2014	10/16/2014	40,000,000	40,000,000
U.S. Treasury Bill(a)	0.003%	10/16/2014	10/16/2014	78,000,000	77,999,919
U.S. Treasury Bill(a)	0.005%	10/16/2014	10/16/2014	49,000,000	48,999,898
U.S. Treasury Bill(a)	0.008%	10/16/2014	10/16/2014	107,000,000	106,999,666
U.S. Treasury Bill(a)	0.010%	10/16/2014	10/16/2014	23,000,000	22,999,904
U.S. Treasury Bill(a)	0.000%	10/23/2014	10/23/2014	46,000,000	46,000,000
U.S. Treasury Bill(a)	0.001%	10/23/2014	10/23/2014	110,000,000	109,999,933
U.S. Treasury Bill(a)	0.003%	10/23/2014	10/23/2014	44,000,000	43,999,933
U.S. Treasury Bill(a)	0.005%	10/23/2014	10/23/2014	65,000,000	64,999,801
U.S. Treasury Bill(a)	0.028%	11/13/2014	11/13/2014	25,000,000	24,999,179
U.S. Treasury Bill(a)	0.055%	11/28/2014	11/28/2014	10,000,000	9,999,114
U.S. Treasury Bill(a)	0.070%	12/18/2014	12/18/2014	50,000,000	49,992,417
U.S. Treasury Bill(a)	0.010%	01/02/2015	01/02/2015	125,000,000	124,996,422
U.S. Treasury Bill(a)	0.063%	01/02/2015	01/02/2015	100,000,000	99,983,854
U.S. Treasury Bill(a)	0.061%	01/08/2015	01/08/2015	100,000,000	99,983,225
U.S. Treasury Bill(a)	0.060%	01/15/2015	01/15/2015	100,000,000	99,982,334
U.S. Treasury Bill(a)	0.060%	01/22/2015	01/22/2015	100,000,000	99,981,167
U.S. Treasury Bill(a)	0.060%	01/29/2015	01/29/2015	100,000,000	99,980,000
U.S. Treasury Bill(a)	0.051%	02/05/2015	02/05/2015	50,000,000	49,991,004
U.S. Treasury Bill(a)	0.048%	02/12/2015	02/12/2015	50,000,000	49,991,160
U.S. Treasury Bill(a)	0.053%	02/19/2015	02/19/2015	30,000,000	29,993,831
U.S. Treasury Bill(a)	0.055%	02/19/2015	02/19/2015	20,000,000	19,995,692
U.S. Treasury Bill(a)	0.048%	02/26/2015	02/26/2015	20,000,000	19,996,094
U.S. Treasury Bill(a)	0.050%	03/05/2015	03/05/2015	75,000,000	74,983,854
U.S. Treasury Bill(a)	0.048%	03/12/2015	03/12/2015	50,000,000	49,989,312
U.S. Treasury Bill(a)	0.046%	03/19/2015	03/19/2015	50,000,000	49,989,203
U.S. Treasury Bill(a)	0.043%	03/26/2015	03/26/2015	50,000,000	49,989,611
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	25,000,000	24,995,260
U.S. Treasury Note(a)	0.051%	10/15/2014	10/15/2014	22,000,000	22,003,779
U.S. Treasury Note(a)	0.056%	10/31/2014	10/31/2014	25,000,000	25,003,948
U.S. Treasury Note(b)	0.055%	10/01/2014	01/31/2016	14,500,000	14,495,102

TOTAL TREASURY DEBT					2,038,314,074

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – 34.3%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Note, 2.125% due 09/30/2021, valued at $10,752,876); expected proceeds $10,542,000	0.000%	10/01/2014	10/01/2014	$10,542,000	$10,542,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2014 (collateralized by a U.S. Treasury Note, 2.250% due 03/31/2021, valued at $76,500,040); expected proceeds $75,000,292	0.020%	10/01/2014	10/01/2014	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2014 – 08/15/2024, valued at $127,500,001); expected proceeds $125,000,243	0.010%	10/07/2014	10/07/2014	125,000,000	125,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 7.625% due 11/15/2022, and a U.S. Treasury Note, 1.000% due 05/31/2018, valued at $102,000,034); expected proceeds $100,000,000	0.000%	10/01/2014	10/01/2014	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (by a U.S. Treasury Bond, 1.250% due 04/15/2019, and a U.S. Treasury Inflation Bond, 0.750% due 02/15/2042, valued at $377,400,097); expected proceeds 370,000,103	0.010%	10/01/2014	10/01/2014	370,000,000	370,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 4.375% due 11/15/2039, and a U.S. Treasury Note, 1.625% due 08/15/2022, valued at $10,203,022); expected proceeds $10,000,000	0.000%	10/01/2014	10/01/2014	10,000,000	10,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Notes, 1.875% – 2.000% due 06/30/2020 – 02/28/2021, and a U.S. Treasury Strip, 0.000% due 08/15/2023, valued at $125,460,045); expected proceeds $123,000,000	0.000%	10/01/2014	10/01/2014	123,000,000	123,000,000

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 7.250% due 05/15/2016, and U.S. Treasury Notes, 0.375% – 3.000% due 01/15/2016 – 01/31/2020, valued at $127,500,041); expected proceeds $125,000,000	0.000%	10/01/2014	10/01/2014	$125,000,000	$125,000,000
Agreement with UBS Warburg and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 8.500% due 02/15/2020, and a U.S. Treasury Note, 1.500% due 05/31/2019, valued at $127,500,079); expected proceeds $125,000,000	0.000%	10/01/2014	10/01/2014	125,000,000	125,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,063,542,000

TOTAL INVESTMENTS(c)(d)† – 100.0%					3,101,856,074
Liabilities in Excess of Assets – 0.0%					(1,079,116)

NET ASSETS – 100.0%					$3,100,776,958

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	3,101,856,074
Level 3 – Significant Unobservable Inputs	–

Total Investments	$3,101,856,074

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	November 25, 2014

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer (Principal Financial Officer)

Date:	November 25, 2014